REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES
3. REVENUES
Disaggregation of Revenues
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2024	2023	2022
Primary Geographical Regions:
United States	$6,860,648	$6,540,646	$6,578,897
Canada	355,797	374,659	389,119
Latin America and the Caribbean	401,872	368,462	306,328

	$7,618,317	$7,283,767	$7,274,344

Major Product Lines:
HVAC equipment	69%	69%	68%
Other HVAC products	27%	27%	28%
Commercial refrigeration products	4%	4%	4%

	100%	100%	100%